Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Related party transactions for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
	2023	2022	2021
Motor fuel sales to affiliates	$42	$52	$25
Bulk fuel purchases from affiliates	1,661	2,188	1,705